UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

/s/ George Malikotsis             New York, NY               November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

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                                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $324,438
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number        Name

1.       028-11888             Senvest International L.L.C.

-----------------------        ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

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                                                      FORM 13F INFORMATION TABLE

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COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 ---------------  ------      --------- --------   --- ----  ----------- --------- -----  ------- ----
ADVANCED ENERGY INDS           COM              007973100      940       109,047 SH        DEFINED     1           109,047
ADVANTAGE OIL & GAS LTD        COM              00765F101    1,339       358,000 SH        DEFINED     1           358,000
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102   13,114     2,907,863 SH        DEFINED     1         2,907,863
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105    2,211       226,736 SH        DEFINED     1           226,736
ALTO PALERMO S A               SPONSORED ADR    02151P107      240        16,031 SH        DEFINED     1            16,031
AMPAL AMERN ISRAEL CORP        CL A             032015109        4        12,000 SH        DEFINED     1            12,000
ARBOR RLTY TR INC              COM              038923108    1,030       272,383 SH        DEFINED     1           272,383
AUDIOCODES LTD                 ORD              M15342104   12,339     3,954,808 SH        DEFINED     1         3,954,808
AUTHENTEC INC                  COM              052660107    5,551     1,702,814 SH        DEFINED     1         1,702,814
AXCELIS TECHNOLOGIES INC       COM              054540109    2,588     2,156,683 SH        DEFINED     1         2,156,683
BALTIC TRADING LIMITED         COM              Y0553W103       71        15,243 SH        DEFINED     1            15,243
CARDIOME PHARMA CORP           COM NEW          14159U202       66        20,000 SH        DEFINED     1            20,000
CEVA INC                       COM              157210105    1,018        41,885 SH        DEFINED     1            41,885
COMMTOUCH SOFTWARE LTD         SHS NEW          M25596202      147        46,786 SH        DEFINED     1            46,786
CRESUD S A C I F Y A           SPONSORED ADR    226406106    1,296       119,807 SH        DEFINED     1           119,807
CUTERA INC                     COM              232109108    1,383       194,280 SH        DEFINED     1           194,280
DELTA AIR LINES INC DEL        COM NEW          247361702    1,343       179,004 SH        DEFINED     1           179,004
DORAL FINL CORP                COM NEW          25811P886    8,695     7,977,468 SH        DEFINED     1         7,977,468
DSP GROUP INC                  COM              23332B106    1,573       266,556 SH        DEFINED     1           266,556
ENDEAVOUR INTL CORP            COM NEW          29259G200      852       106,750 SH        DEFINED     1           106,750
FORMFACTOR INC                 COM              346375108    1,922       308,563 SH        DEFINED     1           308,563
GASTAR EXPL LTD                COM NEW          367299203    4,066     1,355,296 SH        DEFINED     1         1,355,296
GENWORTH FINL INC              COM CL A         37247D106   17,676     3,079,439 SH        DEFINED     1         3,079,439
IDT CORP                       CL B NEW         448947507      297        14,560 SH        DEFINED     1            14,560
IMMERSION CORP                 COM              452521107    9,818     1,641,860 SH        DEFINED     1         1,641,860
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204    2,926       336,294 SH        DEFINED     1           336,294
LENNAR CORP                    CL A             526057104    1,718       126,853 SH        DEFINED     1           126,853
LEXINGTON REALTY TRUST         PFD CONV SER C   529043309      405         9,764 SH        DEFINED     1             9,764
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    3,786       121,283 SH        DEFINED     1           121,283
MEMC ELECTR MATLS INC          COM              552715104   10,302     1,965,952 SH        DEFINED     1         1,965,952
MGIC INVT CORP WIS             COM              552848103    7,258     3,881,407 SH        DEFINED     1         3,881,407
MIPS TECHNOLOGIES INC          COM              604567107    6,271     1,295,595 SH        DEFINED     1         1,295,595
MISSION WEST PPTYS INC         COM              605203108      814       107,249 SH        DEFINED     1           107,249
MORGANS HOTEL GROUP CO         COM              61748W108    3,826       638,813 SH        DEFINED     1           638,813
MOSYS INC                      COM              619718109      161        44,097 SH        DEFINED     1            44,097
NEWCASTLE INVT CORP            COM              65105M108   16,000     3,931,110 SH        DEFINED     1         3,931,110
NORTHSTAR RLTY FIN CORP        COM              66704R100    5,258     1,593,312 SH        DEFINED     1         1,593,312
NOVA MEASURING INSTRUMENTS L   COM              M7516K103    3,518       655,195 SH        DEFINED     1           655,195
ORBOTECH LTD                   ORD              M75253100   12,788     1,321,059 SH        DEFINED     1         1,321,059
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303    1,230       156,096 SH        DEFINED     1           156,096
PC-TEL INC                     COM              69325Q105    1,468       238,673 SH        DEFINED     1           238,673
PENNYMAC MTG INVT TR           COM              70931T103    6,425       404,092 SH        DEFINED     1           404,092
QUIKSILVER INC                 COM              74838C106   13,911     4,561,100 SH        DEFINED     1         4,561,100
RADIAN GROUP INC               COM              750236101   12,611     5,758,362 SH        DEFINED     1         5,758,362
RADVISION LTD                  ORD              M81869105      561        98,048 SH        DEFINED     1            98,048
RADWARE LTD                    ORD              M81873107   38,168     1,767,833 SH        DEFINED     1         1,767,833
RAIT FINANCIAL TRUST           NOTE 7.000% 4/0  749227AA2   13,812    20,500,000 PRN       DEFINED     1        20,500,000
RAIT FINANCIAL TRUST           COM NEW          749227609    3,990     1,176,891 SH        DEFINED     1         1,176,891
RAMTRON INTL CORP              COM NEW          751907304      674       342,231 SH        DEFINED     1           342,231
RESOURCE AMERICA INC           CL A             761195205    1,073       238,016 SH        DEFINED     1           238,016
RESOURCE CAP CORP              COM              76120W302    5,622     1,124,336 SH        DEFINED     1         1,124,336
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804      265        14,622 SH        DEFINED     1            14,622
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      318        28,600 SH        DEFINED     1            28,600
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    2,246       197,498 SH        DEFINED     1           197,498
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762      496        47,200 SH        DEFINED     1            47,200
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713   27,014     2,241,839 SH        DEFINED     1         2,241,839
SERACARE LIFE SCIENCES INC D   COM              81747T104    1,055       371,321 SH        DEFINED     1           371,321
STANDARD PAC CORP NEW          COM              85375C101    1,060       429,031 SH        DEFINED     1           429,031
SUPERTEX INC                   COM              868532102    5,473       316,332 SH        DEFINED     1           316,332
SYNERON MEDICAL LTD            ORD SHS          M87245102   11,700     1,180,665 SH        DEFINED     1         1,180,665
SYNTROLEUM CORP                COM              871630109        9        10,400 SH        DEFINED     1            10,400
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      633        17,000 SH        DEFINED     1            17,000
VICOR CORP                     COM              925815102    4,765       544,545 SH        DEFINED     1           544,545
VIRTUS INVT PARTNERS INC       COM              92828Q109      350         6,529 SH        DEFINED     1             6,529
WILLBROS GROUP INC DEL         COM              969203108    1,115       267,440 SH        DEFINED     1           267,440
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    3,785       110,650 SH        DEFINED     1           110,650


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